Income Taxes - Income Components (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Taxes [Abstract]
Domestic loss (Marshall Islands)	$ (161,913)	$ (66,604)	$ (2,536)
Foreign income / (loss)	499,539	174,518	(85,843)
INCOME / (LOSS) BEFORE INCOME TAXES	$ 337,626	$ 107,914	$ (88,379)